Recognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease Liability [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax asset - Lease Liability.	$ 230	$ 168	$ 125
Lease Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Liability - Lease Right-of-use assets	$ 230	$ 168	$ 125